Seward & Kissel LLP 1200 G
                           Street, N.W.
                            Suite 350
                      Washington, D.C. 20005

                                                February 11, 2003

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  The Alliance Stock Funds:
               Alliance International Premier Growth Fund, Inc.
               (File Nos.  333-41375 and 811-08527)
               Alliance Mid-Cap Growth Fund, Inc.
               (File Nos.  2-10768 and 811-00204)
               Alliance Premier Growth Fund, Inc.
               (File Nos.  33-49530 and 811-06730)
               Alliance Technology Fund, Inc.
               (File Nos.  2-70427 and 811-03131)

Dear Ladies and Gentlemen:

          On behalf of the above-referenced Alliance Stock Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 30, 2003 for Alliance International Premier Growth Fund, Inc., Alliance Mid-Cap Growth Fund, Inc. and Alliance Technology Fund, Inc., and on January 31, 2003 for Alliance Premier Growth Fund, Inc.

                                        Sincerely,


                                        /s/ Jennifer M. Reik
                                        -------------------------
                                            Jennifer M. Reik

00250.0157 #383834